Leases and Rentals (Tables)	12 Months Ended
Dec. 31, 2011
Leases and Rentals [Abstract]
Minimum future rents payable under non-cancelable operating leases with third parties

2012	$84
2013	89
2014	88
2015	86
2016	84
Thereafter	1,024

Rent expense under non-cancelable operating leases

	Year Ended December 31,
	2011	2010	2009
Minimum rent	$104	$90	$89
Contingent rent	9	6	2
Sublease rent	(4)	(5)	(3)

	$109	$91	$88